iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
Expeditors International of Washington, Inc. ....... 8,789 $ 1,062,590
FedEx Corp. ............................ 14,294 3,630,104
United Parcel Service, Inc. , Class B ............ 44,457 6,176,411
10,869,105
a
Automobiles  —  1 .9%
Ford Motor Co. .......................... 238,382 2,891,574
General Motors Co. ....................... 70,509 3,172,200
Tesla, Inc.
(a)
............................. 175,075 31,177,356
37,241,130
a
Banks  —  3 .5%
Bank of America Corp. ..................... 433,766 17,346,302
JPMorgan Chase & Co. .................... 175,431 35,547,583
U.S. Bancorp ........................... 95,183 3,859,671
Wells Fargo & Co. ........................ 216,254 12,957,940
69,711,496
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 250,165 15,742,883
Constellation Brands, Inc. , Class A ............. 10,048 2,514,311
Keurig Dr Pepper, Inc. ..................... 66,094 2,263,719
Molson Coors Beverage Co. , Class B ........... 11,374 623,409
Monster Beverage Corp.
(a)
................... 47,668 2,474,923
PepsiCo, Inc. ........................... 83,952 14,515,301
38,134,546
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 108,154 17,438,751
Amgen, Inc. ............................ 32,732 10,011,082
Biogen, Inc.
(a)
........................... 8,879 1,997,242
Gilead Sciences, Inc. ...................... 76,166 4,895,189
Incyte Corp.
(a)
........................... 11,752 679,148
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,595 6,464,155
Vertex Pharmaceuticals, Inc.
(a)
................ 15,782 7,186,176
48,671,743
a
Broadline Retail  —  5 .2%
Amazon.com, Inc.
(a)
....................... 548,378 96,755,814
eBay, Inc. .............................. 31,639 1,715,467
Etsy, Inc.
(a)
............................. 7,183 455,905
MercadoLibre, Inc.
(a)
....................... 2,789 4,812,643
103,739,829
a
Building Products  —  0 .5%
Carlisle Companies, Inc. .................... 2,923 1,222,662
Johnson Controls International PLC ............ 41,623 2,993,110
Lennox International, Inc. ................... 1,954 982,080
Owens Corning .......................... 5,315 962,387
Trane Technologies PLC .................... 13,869 4,541,543
10,701,782
a
Capital Markets  —  3 .5%
Bank of New York Mellon Corp. (The) ........... 46,085 2,747,127
BlackRock, Inc.
(b)
......................... 9,100 7,025,473
Blackstone, Inc. , NVS ...................... 43,655 5,260,427
Carlyle Group, Inc. (The) .................... 14,333 615,746
Cboe Global Markets, Inc. ................... 6,445 1,114,920
Charles Schwab Corp. (The) ................. 92,072 6,747,036
CME Group, Inc. , Class A ................... 21,994 4,464,342
FactSet Research Systems, Inc. ............... 2,326 940,309
Goldman Sachs Group, Inc. (The) ............. 19,818 9,047,313
Intercontinental Exchange, Inc. ............... 34,971 4,682,617
Moody's Corp. ........................... 10,035 3,983,795
Security Shares Value
a
Capital Markets (continued)
Morgan Stanley .......................... 74,913 $ 7,329,488
Nasdaq, Inc. ............................ 24,621 1,453,378
Northern Trust Corp. ....................... 12,460 1,049,630
S&P Global, Inc. ......................... 19,566 8,364,661
State Street Corp. ........................ 18,438 1,393,728
T Rowe Price Group, Inc. ................... 13,658 1,609,322
Tradeweb Markets, Inc. , Class A ............... 7,077 771,464
68,600,776
a
Chemicals  —  1 .5%
Albemarle Corp. ......................... 7,146 876,028
Corteva, Inc. ............................ 42,684 2,387,743
DuPont de Nemours, Inc. ................... 25,537 2,098,120
Ecolab, Inc. ............................ 15,722 3,650,648
Linde PLC ............................. 29,442 12,822,580
PPG Industries, Inc. ....................... 14,379 1,889,544
RPM International, Inc. ..................... 7,800 874,380
Sherwin-Williams Co. (The) .................. 14,741 4,478,316
29,077,359
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 5,582 3,784,429
Copart, Inc.
(a)
........................... 52,874 2,805,494
Republic Services, Inc. ..................... 13,463 2,493,213
Waste Connections, Inc. , ADR ................ 15,743 2,586,890
Waste Management, Inc. .................... 24,533 5,169,839
16,839,865
a
Communications Equipment  —  0 .6%
Cisco Systems, Inc. ....................... 247,325 11,500,612
a
Construction & Engineering  —  0 .2%
AECOM ............................... 8,230 718,808
Quanta Services, Inc. ...................... 8,942 2,467,456
3,186,264
a
Construction Materials  —  0 .3%
CRH PLC , ADR .......................... 41,969 3,431,385
Martin Marietta Materials, Inc. ................ 3,770 2,156,742
5,588,127
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 35,182 8,443,680
Discover Financial Services .................. 15,332 1,880,623
10,324,303
a
Consumer Staples Distribution & Retail  —  1 .1%
Target Corp. ............................ 28,203 4,404,181
Walmart, Inc. ............................ 270,708 17,801,758
22,205,939
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 4,917 1,119,060
Ball Corp. .............................. 19,231 1,335,209
Crown Holdings, Inc. ...................... 7,338 617,786
3,072,055
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 436,899 7,960,300
Liberty Global, Ltd. , Class C
(a) (c)
............... 915 15,619
Verizon Communications, Inc. ................ 256,803 10,567,443
18,543,362
a
Electric Utilities  —  1 .7%
Alliant Energy Corp. ....................... 15,558 801,082
American Electric Power Co., Inc. .............. 32,143 2,900,906
Constellation Energy Corp. .................. 19,249 4,181,845

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Duke Energy Corp. ....................... 47,122 $ 4,880,426
Eversource Energy ....................... 21,357 1,264,975
Exelon Corp. ............................ 61,066 2,293,028
NextEra Energy, Inc. ...................... 125,361 10,031,387
Southern Co. (The) ....................... 66,645 5,340,930
Xcel Energy, Inc. ......................... 33,926 1,881,197
33,575,776
a
Electrical Equipment  —  0 .9%
AMETEK, Inc. ........................... 14,124 2,395,148
Eaton Corp. PLC ......................... 24,428 8,130,860
Emerson Electric Co. ...................... 34,925 3,917,188
Hubbell, Inc. ............................ 3,277 1,274,392
Rockwell Automation, Inc. ................... 6,996 1,801,680
17,519,268
a
Electronic Equipment, Instruments & Components  —  0 .0%
Trimble, Inc.
(a)
........................... 14,914 830,412
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 61,136 2,046,833
Schlumberger Ltd. ........................ 86,927 3,989,080
6,035,913
a
Entertainment  —  1 .5%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,010 890,421
Netflix, Inc.
(a)
............................ 26,445 16,967,641
Walt Disney Co. (The) ..................... 112,043 11,642,388
29,500,450
a
Financial Services  —  3 .4%
Apollo Global Management, Inc. ............... 24,294 2,821,991
Block, Inc. , Class A
(a)
...................... 33,908 2,172,825
Fidelity National Information Services, Inc. ........ 35,210 2,671,735
Fiserv, Inc.
(a) (c)
........................... 36,066 5,401,244
Global Payments, Inc. ..................... 15,762 1,605,360
Jack Henry & Associates, Inc. ................ 4,403 725,086
Mastercard, Inc. , Class A .................... 50,890 22,751,392
PayPal Holdings, Inc.
(a)
..................... 61,083 3,847,618
Visa, Inc. , Class A ........................ 96,606 26,321,271
68,318,522
a
Food Products  —  0 .6%
Campbell Soup Co. ....................... 12,011 533,048
General Mills, Inc. ........................ 34,485 2,370,844
Hershey Co. (The) ........................ 9,123 1,804,803
Kellanova .............................. 16,873 1,018,117
McCormick & Co., Inc. , NVS ................. 15,378 1,110,599
Mondelez International, Inc. , Class A ............ 82,242 5,636,044
12,473,455
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 9,215 1,068,203
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 119,668 4,038,795
JB Hunt Transport Services, Inc. .............. 5,028 808,251
Norfolk Southern Corp. ..................... 13,796 3,101,341
Old Dominion Freight Line, Inc. ............... 11,968 2,097,392
Uber Technologies, Inc.
(a)
................... 114,429 7,387,536
Union Pacific Corp. ....................... 37,249 8,672,312
26,105,627
a
Health Care Equipment & Supplies  —  1 .3%
Abbott Laboratories ....................... 105,991 10,831,220
Boston Scientific Corp.
(a)
.................... 89,779 6,784,599
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 36,727 $ 3,191,209
IDEXX Laboratories, Inc.
(a)
................... 5,075 2,522,021
Teleflex, Inc. ............................ 2,877 601,495
Zimmer Biomet Holdings, Inc. ................ 12,525 1,442,254
25,372,798
a
Health Care Providers & Services  —  2 .1%
CVS Health Corp. ........................ 76,862 4,580,975
DaVita, Inc.
(a)
............................ 3,269 480,935
Humana, Inc. ........................... 7,361 2,636,121
Labcorp Holdings, Inc. ..................... 5,137 1,001,253
McKesson Corp. ......................... 8,030 4,573,808
UnitedHealth Group, Inc. .................... 56,321 27,899,734
41,172,826
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 9,613 1,143,947
Healthpeak Properties, Inc. .................. 43,047 856,635
Welltower, Inc. ........................... 34,751 3,602,636
5,603,218
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a)
...................... 27,000 3,913,110
Booking Holdings, Inc. ..................... 2,084 7,869,913
Caesars Entertainment, Inc.
(a)
................ 13,344 474,513
Chipotle Mexican Grill, Inc.
(a)
................. 1,690 5,288,889
Hilton Worldwide Holdings, Inc. ............... 15,354 3,080,012
Hyatt Hotels Corp. , Class A .................. 2,754 406,132
Las Vegas Sands Corp. .................... 22,753 1,024,568
Marriott International, Inc. , Class A ............. 15,028 3,474,023
McDonald's Corp. ........................ 44,036 11,400,480
MGM Resorts International
(a)
................. 14,527 583,550
Starbucks Corp. .......................... 69,160 5,548,015
Wynn Resorts Ltd. ........................ 6,263 594,234
Yum! Brands, Inc. ........................ 17,180 2,361,047
46,018,486
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 9,375 1,536,094
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 14,895 1,593,914
Clorox Co. (The) ......................... 7,580 997,225
Colgate-Palmolive Co. ..................... 47,761 4,439,863
Kimberly-Clark Corp. ...................... 20,581 2,743,447
Procter & Gamble Co. (The) ................. 143,726 23,648,676
33,423,125
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 33,755 3,380,226
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 56,508 6,243,569
a
Insurance  —  2 .0%
American International Group, Inc. ............. 41,175 3,245,413
Aon PLC , Class A ........................ 12,120 3,413,477
Arch Capital Group Ltd.
(a)
................... 22,915 2,351,766
Arthur J Gallagher & Co. .................... 13,247 3,355,863
Chubb Ltd. ............................. 24,793 6,714,440
Hartford Financial Services Group, Inc. (The) ...... 18,165 1,879,169
Marsh & McLennan Companies, Inc. ............ 30,027 6,233,005
Progressive Corp. (The) .................... 35,775 7,554,965
Travelers Companies, Inc. (The) ............... 13,987 3,016,996
W R Berkley Corp. ........................ 12,535 1,015,711

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 6,259 $ 1,597,860
40,378,665
a
Interactive Media & Services  —  8 .2%
Alphabet, Inc. , Class A
(a)
.................... 301,296 51,973,560
Alphabet, Inc. , Class C , NVS
(a)
................ 260,954 45,395,558
Match Group, Inc.
(a)
....................... 16,369 501,382
Meta Platforms, Inc. , Class A ................. 133,841 62,480,994
Pinterest, Inc. , Class A
(a)
.................... 36,191 1,501,565
Snap, Inc. , Class A , NVS
(a)
.................. 63,977 960,934
162,813,993
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 38,406 10,841,630
Akamai Technologies, Inc.
(a)
.................. 9,209 849,438
Cloudflare, Inc. , Class A
(a)
................... 18,192 1,231,417
Cognizant Technology Solutions Corp. , Class A ..... 30,408 2,011,489
Gartner, Inc.
(a)
........................... 4,752 1,994,272
International Business Machines Corp. .......... 55,997 9,343,099
Okta, Inc. , Class A
(a)
....................... 9,829 871,636
Snowflake, Inc. , Class A
(a)
................... 18,377 2,502,580
Twilio, Inc. , Class A
(a)
...................... 10,568 606,603
30,252,164
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 17,901 2,334,469
Charles River Laboratories International, Inc.
(a)
..... 3,176 662,005
Danaher Corp. .......................... 42,970 11,034,696
Illumina, Inc.
(a)
........................... 9,702 1,011,725
IQVIA Holdings, Inc.
(a)
...................... 11,115 2,435,185
Mettler-Toledo International, Inc.
(a)
............. 1,307 1,835,146
Repligen Corp.
(a) (c)
........................ 3,270 487,524
Revvity, Inc. ............................ 7,603 830,704
Thermo Fisher Scientific, Inc. ................. 23,319 13,244,726
Waters Corp.
(a)
.......................... 3,615 1,116,674
West Pharmaceutical Services, Inc. ............ 4,467 1,480,408
36,473,262
a
Machinery  —  1 .8%
Caterpillar, Inc. .......................... 30,503 10,325,876
Cummins, Inc. ........................... 8,349 2,352,164
Deere & Co. ............................ 16,149 6,051,999
Dover Corp. ............................ 8,387 1,541,698
Fortive Corp. ............................ 21,462 1,597,631
Graco, Inc. ............................. 10,420 841,415
IDEX Corp. ............................. 4,587 957,032
Illinois Tool Works, Inc. ..................... 18,255 4,431,401
PACCAR, Inc. ........................... 32,009 3,440,968
Pentair PLC ............................ 10,098 821,775
Westinghouse Air Brake Technologies Corp. ....... 10,808 1,829,038
Xylem, Inc. ............................. 14,764 2,082,019
36,273,016
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a)
......... 5,728 1,644,623
Comcast Corp. , Class A .................... 242,090 9,690,863
11,335,486
a
Metals & Mining  —  0 .6%
Freeport-McMoRan, Inc. .................... 87,615 4,619,939
Newmont Corp. .......................... 70,418 2,953,331
Nucor Corp. ............................ 14,701 2,482,264
Steel Dynamics, Inc. ....................... 9,179 1,228,792
11,284,326
a
Security Shares Value
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 21,100 $ 1,995,005
Dominion Energy, Inc. ...................... 51,155 2,758,278
Public Service Enterprise Group, Inc. ........... 30,454 2,307,195
Sempra ............................... 38,616 2,974,590
10,035,068
a
Office REITs  —  0 .0%
Boston Properties, Inc. ..................... 9,113 552,886
a
Oil, Gas & Consumable Fuels  —  3 .8%
Chevron Corp. ........................... 107,198 17,398,235
ConocoPhillips .......................... 71,852 8,369,321
Diamondback Energy, Inc. ................... 10,350 2,062,341
EOG Resources, Inc. ...................... 35,426 4,412,308
Exxon Mobil Corp. ........................ 274,002 32,129,475
Hess Corp. ............................. 16,888 2,602,441
Kinder Morgan, Inc. , Class P ................. 122,006 2,377,897
Marathon Oil Corp. ........................ 35,253 1,020,927
Occidental Petroleum Corp. .................. 40,609 2,538,062
ONEOK, Inc. ............................ 35,620 2,885,220
75,796,227
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,230 1,755,413
a
Pharmaceuticals  —  5 .1%
Bristol-Myers Squibb Co. .................... 123,801 5,086,983
Catalent, Inc.
(a)
.......................... 11,051 594,433
Eli Lilly & Co. ........................... 49,361 40,492,803
Johnson & Johnson ....................... 147,191 21,588,504
Merck & Co., Inc. ......................... 154,694 19,420,285
Pfizer, Inc. ............................. 344,906 9,885,006
Zoetis, Inc. , Class A ....................... 27,967 4,742,084
101,810,098
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 25,089 6,144,798
Booz Allen Hamilton Holding Corp. , Class A ....... 7,927 1,206,569
Broadridge Financial Solutions, Inc. ............ 7,190 1,443,536
Dayforce, Inc.
(a) (c)
......................... 9,115 450,828
Equifax, Inc. ............................ 7,588 1,755,787
Paychex, Inc. ........................... 19,784 2,377,245
Paycom Software, Inc. ..................... 3,147 457,322
TransUnion ............................. 11,981 861,674
Verisk Analytics, Inc. ....................... 8,718 2,203,736
16,901,495
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 18,669 1,644,179
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 8,673 1,671,114
Equity Residential ........................ 20,835 1,354,900
3,026,014
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 40,921 792,231
Realty Income Corp. ....................... 52,604 2,791,168
Regency Centers Corp. .................... 10,911 669,935
Simon Property Group, Inc. .................. 19,902 3,011,372
7,264,706
a
Semiconductors & Semiconductor Equipment  —  10 .5%
Advanced Micro Devices, Inc.
(a)
............... 98,713 16,475,200
Analog Devices, Inc. ....................... 30,289 7,102,468
Broadcom, Inc. .......................... 26,893 35,728,695

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 6,210 $ 1,687,629
Intel Corp. ............................. 260,011 8,021,339
NVIDIA Corp. ........................... 105,293 115,435,875
QUALCOMM, Inc. ........................ 68,163 13,908,660
Texas Instruments, Inc. ..................... 55,585 10,839,631
209,199,497
a
Software  —  9 .9%
Adobe, Inc.
(a)
............................ 27,360 12,168,634
ANSYS, Inc.
(a)
........................... 5,333 1,692,961
Aspen Technology, Inc.
(a)
.................... 1,777 374,325
Atlassian Corp. , Class A
(a)
................... 9,579 1,502,562
Autodesk, Inc.
(a)
.......................... 13,069 2,634,710
Bentley Systems, Inc. , Class B ................ 9,684 486,524
Cadence Design Systems, Inc.
(a)
.............. 16,652 4,767,634
Confluent, Inc. , Class A
(a) (c)
.................. 11,818 306,913
Crowdstrike Holdings, Inc. , Class A
(a)
............ 14,011 4,394,830
Fortinet, Inc.
(a)
........................... 39,618 2,350,140
Gen Digital, Inc. .......................... 34,769 863,314
HubSpot, Inc.
(a)
.......................... 2,942 1,797,709
Intuit, Inc. .............................. 17,106 9,860,583
Manhattan Associates, Inc.
(a)
................. 3,760 825,470
Microsoft Corp. .......................... 234,097 97,180,688
Oracle Corp. ............................ 100,732 11,804,783
Palantir Technologies, Inc. , Class A
(a)
........... 116,138 2,517,872
Palo Alto Networks, Inc.
(a)
................... 19,731 5,818,869
PTC, Inc.
(a)
............................. 7,300 1,286,552
Roper Technologies, Inc. .................... 6,538 3,483,185
Salesforce, Inc. .......................... 59,245 13,889,398
ServiceNow, Inc.
(a)
........................ 12,520 8,224,764
Synopsys, Inc.
(a)
......................... 9,321 5,227,217
UiPath, Inc. , Class A
(a)
..................... 20,445 250,656
Workday, Inc. , Class A
(a)
.................... 12,890 2,725,590
Zscaler, Inc.
(a)
........................... 5,519 938,009
197,373,892
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 28,527 5,583,875
Crown Castle, Inc. ........................ 26,540 2,720,350
Digital Realty Trust, Inc. .................... 19,075 2,772,361
Equinix, Inc. ............................ 5,792 4,419,180
VICI Properties, Inc. ....................... 63,689 1,828,511
Weyerhaeuser Co. ........................ 44,561 1,338,167
18,662,444
a
Specialty Retail  —  1 .1%
Home Depot, Inc. (The) .................... 60,529 20,269,346
Ulta Beauty, Inc.
(a)
........................ 2,952 1,166,306
Williams-Sonoma, Inc. ..................... 3,728 1,093,124
22,528,776
a
Technology Hardware, Storage & Peripherals  —  5 .2%
Apple, Inc. ............................. 522,153 100,383,914
Dell Technologies, Inc. , Class C ............... 16,051 2,240,078
Hewlett Packard Enterprise Co. ............... 79,400 1,401,410
104,025,402
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,570 1,717,454
Lululemon Athletica, Inc.
(a)
................... 7,013 2,187,986
Nike, Inc. , Class B ........................ 74,000 7,033,700
10,939,140
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,904 $ 1,556,686
Essential Utilities, Inc. ...................... 16,164 609,868
2,166,554
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 32,620 5,707,195
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,648,284,728 ) ............................... 1,984,386,159
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(b) (d) (e)
..................... 6,150,177 6,152,022
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(b) (d)
............................ 5,107,538 5,107,538
a
Total Short-Term Securities — 0.5%
(Cost: $ 11,259,560 ) ................................. 11,259,560
Total Investments — 100.3%
(Cost: $ 1,659,544,288 ) ............................... 1,995,645,719
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (6,778,863)
Net Assets — 100.0% ................................. $ 1,988,866,856
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,588,268  $ —  $ (437,135)
(a)
$ 889  $ —  $ 6,152,022  6,150,177  $ 34,147
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,087,833  19,705
(a)
—  —  —  5,107,538  5,107,538  166,338  —
BlackRock, Inc. .. 9,649,238  1,486,755  (5,175,932) 541,182  524,230  7,025,473  9,100  175,456  —
$ 542,071  $ 524,230
$ 18,285,033
$ 375,941  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 22 06/21/24 $ 5,825 $ 62,252

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,984,386,159  $ —  $ —  $ 1,984,386,159
Short-Term Securities
Money Market Funds ...................................... 11,259,560  —  —  11,259,560
$ 1,995,645,719  $ —  $ —  $ 1,995,645,719
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 62,252  $ —  $ —  $ 62,252
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)